Schedule of Investments (unaudited)	iShares® China Large-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.3%
BYD Co. Ltd., Class H	5,257,000	$117,773,251
Great Wall Motor Co. Ltd., Class H	19,288,500	21,070,787
XPeng Inc.(a)(b)	6,662,500	21,330,148
		160,174,186
Banks — 22.0%
Agricultural Bank of China Ltd., Class H	195,168,000	55,707,434
Bank of China Ltd., Class H	483,205,000	155,629,295
Bank of Communications Co. Ltd., Class H	46,198,200	22,540,971
China CITIC Bank Corp. Ltd., Class H	59,132,000	22,290,248
China Construction Bank Corp., Class H	427,214,320	226,717,619
China Everbright Bank Co. Ltd., Class H	19,723,000	5,099,467
China Merchants Bank Co. Ltd., Class H	24,027,438	78,663,423
China Minsheng Banking Corp. Ltd., Class H(b)	40,464,100	11,751,762
Industrial & Commercial Bank of China Ltd., Class H	470,215,995	204,151,490
Postal Savings Bank of China Co. Ltd., Class H(b)(c)	59,485,000	27,586,781
		810,138,490
Beverages — 2.8%
China Resources Beer Holdings Co. Ltd.	9,988,000	47,128,824
Nongfu Spring Co. Ltd., Class H(b)(c)	11,078,000	55,643,490
		102,772,314
Capital Markets — 1.0%
China International Capital Corp. Ltd., Class H(c)	9,381,200	13,037,231
CITIC Securities Co. Ltd., Class H	14,248,200	21,289,009
CSC Financial Co. Ltd., Class H(c)	5,712,000	4,141,195
		38,467,435
Construction & Engineering — 0.3%
China Railway Group Ltd., Class H	25,670,000	11,161,696

Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class H	7,511,500	19,334,089

Entertainment — 3.4%
NetEase Inc.	11,304,700	125,428,438

Household Durables — 1.0%
Haier Smart Home Co. Ltd., Class H(b)	14,682,600	36,750,337

Independent Power and Renewable Electricity Producers — 0.7%
China Longyuan Power Group Corp. Ltd., Class H	21,207,000	24,232,604

Industrial Conglomerates — 0.8%
CITIC Ltd.	31,159,000	27,882,451

Insurance — 6.4%
China Life Insurance Co. Ltd., Class H	47,246,000	51,519,721
China Pacific Insurance Group Co. Ltd., Class H	16,385,800	26,413,795
People’s Insurance Co. Group of China Ltd. (The), Class H	52,075,000	14,391,432
Ping An Insurance Group Co. of China Ltd., Class H	36,086,000	144,466,348
		236,791,296
Interactive Media & Services — 13.4%
Baidu Inc.(a)	13,388,050	128,351,168
Kuaishou Technology(a)(c)	12,271,700	50,680,358
Tencent Holdings Ltd.	12,008,100	315,534,118
		494,565,644
Internet & Direct Marketing Retail — 22.5%
Alibaba Group Holding Ltd.(a)	41,052,200	319,177,023
JD.com Inc., Class A	10,979,050	199,934,107
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Meituan, Class B(a)(c)	19,284,400	$308,753,556
		827,864,686
Life Sciences Tools & Services — 3.2%
WuXi AppTec Co. Ltd., Class H(c)	2,127,152	17,073,010
Wuxi Biologics Cayman Inc., New(a)(b)(c)	22,352,500	100,578,257
		117,651,267
Marine — 0.6%
COSCO SHIPPING Holdings Co. Ltd., Class H	20,629,100	22,231,393

Metals & Mining — 1.2%
Ganfeng Lithium Co. Ltd., Class H(b)(c)	1,514,040	10,240,388
Zijin Mining Group Co. Ltd., Class H(b)	36,426,000	34,744,506
		44,984,894
Oil, Gas & Consumable Fuels — 5.6%
China Petroleum & Chemical Corp., Class H	161,990,600	64,201,140
China Shenhua Energy Co. Ltd., Class H	21,444,500	56,331,646
PetroChina Co. Ltd., Class H	132,112,000	50,536,406
Yankuang Energy Group Co. Ltd., Class H	12,064,000	33,918,124
		204,987,316
Real Estate Management & Development — 3.6%
China Overseas Land & Investment Ltd.	24,322,000	46,477,365
China Resources Land Ltd.	17,475,333	54,676,526
China Vanke Co. Ltd., Class H	12,071,000	15,491,042
Longfor Group Holdings Ltd.(c)	11,700,500	14,908,592
		131,553,525
Technology Hardware, Storage & Peripherals — 2.8%
Xiaomi Corp., Class B(a)(c)	93,008,600	104,455,400

Textiles, Apparel & Luxury Goods — 3.7%
ANTA Sports Products Ltd.	7,196,600	63,269,744
Li Ning Co. Ltd.	14,411,000	74,546,933
		137,816,677
Total Long-Term Investments — 99.8%
(Cost: $6,323,261,063)		3,679,244,138

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	68,327,545	68,313,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	3,010,000	3,010,000

Total Short-Term Securities — 1.9%
(Cost: $71,336,052)		71,323,880

Total Investments — 101.7%
(Cost: $6,394,597,115)		3,750,568,018

Liabilities in Excess of Other Assets — (1.7)%.		(62,062,935)

Net Assets — 100.0%		$3,688,505,083

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,497,119	$14,838,780	(a)	$—	$(8,512)	$(13,507)	$68,313,880	68,327,545	$66,152	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,890,000	120,000	(a)	—	—	—	3,010,000	3,010,000	29,446		—
					$(8,512)	$(13,507)	$71,323,880		$95,598		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	506	12/16/22	$9,006	$(2,684,410)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$3,679,244,138	$—	$3,679,244,138
Money Market Funds	71,323,880	—	—	71,323,880
	$71,323,880	$3,679,244,138	$—	$3,750,568,018
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(2,684,410)	$—	$(2,684,410)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3